Derivative financial instruments - Composition of open transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) lb	Dec. 31, 2019 USD ($)
Disclosure of derivative financial instruments [Line Items]
Fair value	$ (18,439)
Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	20,750
Fair value	$ (15,804)
Settlement period one [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	1,250
Fixed Quotation	$ 6,500
Future quotation	7,758
Fair value	$ (1,572)
Settlement period one [Member] | Minimum
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		$ 6,500
Settlement period two [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	1,250
Fixed Quotation	$ 6,500
Future quotation	7,762
Fair value	$ (1,577)
Settlement period two [Member] | Minimum
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation		$ 6,500
Settlement period three [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,250
Fixed Quotation	$ 6,633
Future quotation	7,767
Fair value	$ (2,549)
Settlement period four [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,000
Fixed Quotation	$ 6,750
Future quotation	7,769
Fair value	$ (2,036)
Settlement period five [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000
Fixed Quotation	$ 6,897
Future quotation	7,769
Fair value	$ (2,615)
Settlement period six [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000
Fixed Quotation	$ 6,967
Future quotation	7,770
Fair value	$ (2,408)
Settlement period seven [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,000
Fixed Quotation	$ 7,025
Future quotation	7,768
Fair value	$ (1,483)
Settlement period eight [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,000
Fixed Quotation	$ 7,100
Future quotation	7,765
Fair value	$ (1,327)
Settlement period nine [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,000
Fixed Quotation	$ 7,500
Future quotation	7,762
Fair value	$ (523)
Settlement period ten [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,000
Fixed Quotation	$ 7,900
Future quotation	7,757
Fair value	$ 286